Fair Value of Financial Assets and Liabilities - Schedule of Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 54,407	$ 171,555
Fair Value Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	69,733	57,739
Marketable securities	54,407	171,555
Assets, Total	124,140	229,294
Fair Value Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	69,733	57,739
Marketable securities	54,407	171,555
Assets, Total	$ 124,140	$ 229,294